Segments of Business (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Sales Non-domestic Locations
Other operating revenue	$ 54,107	$ 9,038
Consolidated revenue	1,826,579		$ 2,321,756	$ 39,129
Consolidated sales [Member]
Sales Non-domestic Locations
Sales by Geographic Area	2,815,927
United Kingdom [Member] | Consolidated sales [Member]
Sales Non-domestic Locations
Sales by Geographic Area	1,394,930
Belgium [Member] | Consolidated sales [Member]
Sales Non-domestic Locations
Sales by Geographic Area	845,379
Switzerland [Member] | Consolidated sales [Member]
Sales Non-domestic Locations
Sales by Geographic Area	207,791
Netherlands [Member] | Consolidated sales [Member]
Sales Non-domestic Locations
Sales by Geographic Area	207,284
Norway [Member] | Consolidated sales [Member]
Sales Non-domestic Locations
Sales by Geographic Area	119,581
Rest of world [Member] | Consolidated sales [Member]
Sales Non-domestic Locations
Sales by Geographic Area	$ 40,962